Stockholder's Equity (Details)		3 Months Ended	12 Months Ended
	Jul. 16, 2025 USD ($) shares	Mar. 31, 2026 D Vote $ / shares shares	Dec. 31, 2025 USD ($) D Vote $ / shares shares	Jul. 01, 2025 USD ($)	Apr. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Stockholders' Equity
Preferred stock, shares authorized		1,000,000	1,000,000		1,000,000	1,000,000
Common Stock, Shares Authorized		500,000,000	500,000,000		500,000,000	500,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding		0	0			0
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Deferred underwriting fees liabilities | $					$ 7,000,000
Stock issuable for settlement of deferred underwriting fees					700,000
Fair value of common shares | $				$ 7,245,000
Loss on issuance of common stock | $			$ (1,740,000)
Common stock, shares outstanding		44,877,633	27,064,633			17,500,000
Common stock, shares issued		44,877,633	27,064,633			17,500,000
Number of votes per share | Vote		1	1
Number of warrants to purchase shares issued (in shares)		1	1
Price per share (in dollars per share) | $ / shares		$ 11.5	$ 11.5
Alta Partners Llc
Stockholders' Equity
Number of shares issued for surrender and cancellation of warrants	350,000
Surrender and cancellation of warrants to purchase shares of common stock	1,000,000
Fair value of common stock | $	$ 1,890,000
Fair value of warrants surrendered | $	150,000
Loss on issuance of common stock | $	$ (1,740,000)
Public Warrants
Stockholders' Equity
Warrants issued		5,094,623	5,899,975
Price per share (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Threshold written notice period for redemption of warrants		30 days	30 days
Threshold Share Price for redemption of warrants | $ / shares		$ 18	$ 18
Threshold number of specified trading days for stock price | D		20	20
Threshold number of specified consecutive trading days for stock price | D		30	30
Contractual term		30 days	30 days
Private placement warrants
Stockholders' Equity
Warrants issued		835,555	835,555